NOTICE


The Form 13F Holdings Report for Tyndall Capital Partners, L.P., filed on February 14, 2003 for the calendar year ending December 31, 2002 (Accession #
0000905718-03-000121) was incorrectly listed under the Company Name "Halis, Jeffrey S."

The Tyndall Capital Partners, L.P. Form 13F Holdings Report for the calendar year ending December 31, 2002 can be found at Accession # 0000905718-03-000128.

As a result of the filing of the Form 13 F Holdings Report for Tyndall Capital Partners, L.P., filed on February 14, 2003, there is no requirement for Jeffrey
S. Halis separately to file any Form 13 F Holdings Report, and no such Form 13 F Holdings Report filing has been made.